Available-for-sale Securities	12 Months Ended
Mar. 31, 2016
Available-for-sale Securities [Abstract]
Available-for-sale Securities

4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2015	2016

Cost	$1,614	$1,614

Market value	$1,676	$1,603

Unrealized gain (loss) for the years ended March 31, 2014, 2015 and 2016 were $57, $33 and $(73), respectively.

There is no sale of available-for-sales securities for each of the three years in the period ended March 31, 2016

Other-Than-Temporary Impairment

Based on an evaluation of securities that have been in a loss position, the Company did not recognize an other-than-temporary impairment charge as of March 31, 2016. The Company considered various factors which included its intent and ability to hold the underlying securities until its estimated recovery of amortized cost. There is no other-than-temporary impairment charge for the each of the three years in period ended March 31, 2016.

The available-for-sale securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical corporate bonds in active markets.